Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$636,664.37

Principal:
Principal Collections	$8,981,950.16
Prepayments in Full	$3,733,690.68
Liquidation Proceeds	$92,547.17
Recoveries	$49,060.16
Sub Total	$12,857,248.17
Collections	$13,493,912.54

Purchase Amounts:
Purchase Amounts Related to Principal	$195,439.99
Purchase Amounts Related to Interest	$1,107.85
Sub Total	$196,547.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,690,460.38

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,690,460.38
Servicing Fee	$150,066.40	$150,066.40	$0.00	$0.00	$13,540,393.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,540,393.98
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,540,393.98
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,540,393.98
Interest - Class A-4 Notes	$54,573.64	$54,573.64	$0.00	$0.00	$13,485,820.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,485,820.34
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$13,447,994.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,447,994.92
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$13,418,176.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,418,176.92
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$13,377,396.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,377,396.42
Regular Principal Payment	$12,708,835.94	$12,708,835.94	$0.00	$0.00	$668,560.48
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$668,560.48
Residual Released to Depositor	$0.00	$668,560.48	$0.00	$0.00	$0.00
Total		$13,690,460.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,708,835.94
Total					$12,708,835.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,708,835.94	$118.94	$54,573.64	$0.51	$12,763,409.58	$119.45
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$12,708,835.94	$9.47	$162,997.56	$0.12	$12,871,833.50	$9.59

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$83,959,451.31	0.7857693	$71,250,615.37	0.6668284
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$176,049,451.31	0.1311805	$163,340,615.37	0.1217107

Pool Information
Weighted Average APR	4.300%	4.315%
Weighted Average Remaining Term	23.18	22.42
Number of Receivables Outstanding	19,321	18,600
Pool Balance	$180,079,679.77	$166,991,881.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$176,049,451.31	$163,340,615.37
Pool Factor	0.1330566	0.1233863

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$3,651,266.26
Targeted Overcollateralization Amount	$3,651,266.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,651,266.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$84,170.14
(Recoveries)		101	$49,060.16
Net Loss for Current Collection Period			$35,109.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2340%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7713%
Second Preceding Collection Period			0.0585%
Preceding Collection Period			0.3633%
Current Collection Period			0.2428%
Four Month Average (Current and Preceding Three Collection Periods)			0.3589%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,418	$8,566,762.59
(Cumulative Recoveries)			$1,429,530.39
Cumulative Net Loss for All Collection Periods			$7,137,232.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5274%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,939.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,615.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.59%	346	$4,327,495.38
61-90 Days Delinquent	0.37%	42	$615,940.29
91-120 Days Delinquent	0.08%	12	$140,910.52
Over 120 Days Delinquent	0.41%	47	$680,967.87
Total Delinquent Receivables	3.45%	447	$5,765,314.06

Repossession Inventory:
Repossessed in the Current Collection Period		8	$103,429.53
Total Repossessed Inventory		15	$267,381.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3995%
Preceding Collection Period			0.4399%
Current Collection Period			0.5430%
Three Month Average			0.4608%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer